Condensed Consolidated Statements Of Changes In Redeemable Convertible Preferred Stock And Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Adjustment [Member]	Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Adjustment [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Adjustment [Member]	Other Comprehensive Income (Loss) [Member]	Other Comprehensive Income (Loss) [Member] Adjustment [Member]	Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Adjustment [Member]	Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]
Beginning balance at Dec. 31, 2018	$ (118,529)	$ (118,529)		$ 0	$ 7	$ 14,236	$ 14,229	$ (132,686)	$ (132,686)	$ (79)	$ (79)		$ 254,460	$ 254,460
Beginning balance (in Shares) at Dec. 31, 2018				8,076,275	73,168,297							30,680,373	277,953,717
Retroactive application of Exchange Ratio				$ 7		(7)
Retroactive application of Exchange Ratio (in Shares)				65,092,022								247,273,344
Ending balance at Dec. 31, 2019	(166,708)	$ (166,708)	$ 274,960		$ 8	19,928	$ 19,920	(187,691)	$ (187,691)	1,055	$ 1,055		$ 274,960
Ending balance (in Shares) at Dec. 31, 2019				8,654,869	78,410,162							31,330,513	283,843,764
Retroactive application of Exchange Ratio				$ 8		(8)
Retroactive application of Exchange Ratio (in Shares)				69,755,293								252,513,251
Net loss	(55,005)							(55,005)
Issuance of common stock under equity plans												$ 20,500
Issuance of common stock under equity plans, share												5,890,047
Exercise of stock options	$ 978			$ 1		977
Exercise of stock options (in Shares)	2,771,051			2,771,051
Stock-based compensation	$ 4,218					4,218
Exchange of preferred stock warrants for common stock warrants	496
Issuance of common stock for acquisition
Issuance of common stock for acquisition (in Shares)				2,470,814
Issuance of common stock warrant	496					496
Other comprehensive income	1,134									1,134
Ending balance at Dec. 31, 2020	(166,708)			$ 8		19,920		(187,691)		1,055				274,960
Ending balance (in Shares) at Dec. 31, 2020				78,410,162								283,843,764
Net loss	(15,882)							(15,882)
Exercise of stock options	542					542
Exercise of stock options (in Shares)				545,527
Stock-based compensation	1,102					1,102
Issuance of common stock for acquisition	0
Other comprehensive income	741									741
Ending balance at Mar. 31, 2021	(180,205)		$ 274,960	$ 8		21,564		(203,573)		1,796
Ending balance (in Shares) at Mar. 31, 2021				78,955,689								283,843,764
Beginning balance at Dec. 31, 2020	(166,708)			$ 8		19,920		(187,691)		1,055				274,960
Beginning balance (in Shares) at Dec. 31, 2020				78,410,162								283,843,764
Net loss	(117,320)							(117,320)
Exercise of stock options	$ 3,122					3,122
Exercise of stock options (in Shares)	3,708,786			3,688,836
Stock-based compensation	$ 33,108					33,108
Exercise of preferred stock warrants	6,514					6,514
Exercise of preferred stock warrants (in Shares)												817,981
Exchange of preferred stock warrants for common stock warrants	2,975					2,975
Conversion of public warrants for common stock	35					35
Conversion of public warrants for common stock, shares				2,180
Conversion of redeemable convertible preferred stock to common stock	274,961			$ 29		274,932						$ (274,960)
Conversion of redeemable convertible preferred stock to common stock (in Shares)				284,661,745								(284,661,745)
Common stock issued upon exercise of Public and Private Warrants (in Shares)				878,887
Issuance of common stock for acquisition	11,568					11,568
Issuance of common stock for acquisition (in Shares)				853,306
Reverse recapitalization, net of transaction costs	649,940			$ 8		649,932
Reverse recapitalization, net of transaction costs (in Shares)				81,685,363
Other comprehensive income	253									253
Ending balance at Dec. 31, 2021	$ 698,448			$ 45		1,002,106		(305,011)		1,308				$ 0
Ending balance (in Shares) at Dec. 31, 2021	447,919,591			450,180,479								0
Net loss	$ (26,709)							(26,709)
Issuance of common stock under equity plans	1,020			$ 1		1,019
Issuance of common stock under equity plans, share				7,883,569
Stock-based compensation	14,116					14,116
Common stock issued upon exercise of Public and Private Warrants	44,844					44,844
Common stock issued upon exercise of Public and Private Warrants (in Shares)				4,554,830
Issuance of common stock for acquisition	1,441
Issuance of common stock for acquisition (in Shares)				123,934
Other comprehensive income	876									876
Ending balance at Mar. 31, 2022	$ 732,595			$ 46		$ 1,062,085		$ (331,720)		$ 2,184
Ending balance (in Shares) at Mar. 31, 2022	447,919,591			462,742,812